Document And Entity Information	9 Months Ended
Sep. 30, 2019
Document And Entity Information
Document Type	S-4/A
Amendment Flag	true
Amendment Description	To update financials
Document Period End Date	Sep. 30, 2019
Entity Registrant Name	OPGEN INC
Entity Central Index Key	0001293818
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false